Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments
Schedule of financial instruments measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2023 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	3,107,266	3,107,266	—	—
Short-term investments	4,436,057	—	4,436,057	—
Investments accounted for at fair values	490,781	—	—	490,781
Total	8,034,104	3,107,266	4,436,057	490,781

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2024 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Equity investments with readily determinable fair values	2,375,785	2,375,785	—	—
Short-term investments	10,756,143	—	10,756,143	—
Investments accounted for at fair values	241,570	—	—	241,570
Total	13,373,498	2,375,785	10,756,143	241,570